Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions

D4     Related party transactions

There were no transactions with related parties during the six months ended 30 June 2022 which have had a material effect on the results or financial position of the Group.

The nature of the related party transactions of the Group has not changed from those described in note D4 to the Group’s consolidated financial statements for the year ended 31 December 2021.